Listing expenses (Tables)	12 Months Ended
Dec. 31, 2021
Listing Expenses
Schedule of the share listing expense

Description	Amount $	Amount €’000	Number of shares/ warrants
HL Transaction
(a) HL Ordinary Shares			7,033,356
(b) Closing price of HL Ordinary Shares on Nasdaq as at December 4, 2020	$23.96	€19.767
(c) Fair value of Company shares issued to HL shareholders (a*b)		€139,027
(d) Outstanding HL Warrants on December 4, 2020			8,250,000
(e) Closing price of HL Warrants on Nasdaq as at December 4, 2020
Tradeable warrants	$8.11	€6.691	7,139,108
Non-tradeable warrants	$7.71	€6.357	1,110,892
(f) Fair value of outstanding HL Warrants (d*e)		€54,827
Total fair value of HL Ordinary Shares and HL Warrants (c+f)		€193,854
HL’s identifiable net assets		€44,420
IFRS 2 Expense on the closing date		€149,434
PIPE Transaction
(a) PIPE Ordinary Shares			2,450,000
(b) Closing price of PIPE Ordinary Shares on Nasdaq as at December 4, 2020	$23.96	€19.767
(c) Fair value of Company shares issued to PIPE investors (a*b)		€48,429
PIPE’s identifiable net assets		€20,717
IFRS 2 Expense on the closing date		€27,712
Total IFRS 2 Expense		€177,146

Total cash proceeds received		€65,138
Expense of share issue		(€4,996)
Cash proceeds		€60,142